AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2000

     REGISTRATION NOS. 2-89536, 2-94915, 33-02813, 33-13386, 33-21320, 33-28038,
                                                   33-34403, 33-39606, 33-47078.
                                                33-49519, 33-53085 AND 333-76661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 16
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                           THE MERRILL LYNCH FUND OF
                  STRIPPED ("ZERO") U.S. TREASURY SECURITIES,
                  SERIES A, B, C, D, E, F, G, H, I, J, K AND L
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:

                            MERRILL LYNCH, PIERCE,
                                FENNER & SMITH
                                 INCORPORATED
                              DEFINED ASSET FUNDS
                             POST OFFICE BOX 9051
                           PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:

                                                             COPIES TO:
  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051
                                                       PIERRE DE SAINT PHALLE,
                                                                ESQ.
                                                        450 LEXINGTON AVENUE
                                                        NEW YORK, N.Y. 10017

Check box if it is proposed that this filing will become effective on May 1, 2000 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES A-L
                           (UNIT INVESTMENT TRUSTS)
                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
                           The Securities and Exchange Commission has not
SPONSOR:                   approved or disapproved these Securities or passed
MERRILL LYNCH,             upon the adequacy of this prospectus. Any
PIERCE, FENNER & SMITH     representation to the contrary is a criminal offense.
INCORPORATED               Prospectus dated April 28, 2000.

--------------------------------------------------------------------------------

CONTENTS
                                       PAGE
                                       ---
Risk/Return Summary..................    3
What You Can Expect From Your
  Investment.........................    6
  Distributions at Maturity..........    6
  Records and Reports................    6
The Risk You Face....................    6
  Price Risk.........................    6
Selling or Exchanging Units..........    6
  Sponsor's Secondary Market.........    6
  Selling Units to the Trustee.......    6
How The Fund Works...................    7
  Pricing............................    7
  Evaluations........................    7
  Income.............................    7
  Expenses...........................    7
  Portfolio Changes..................    7
  Termination........................    8
  Certificates.......................    8
  Trust Indenture....................    8
  Legal Opinion......................    9
  Auditors...........................    9
  Sponsor............................    9
  Trustee............................    9
  Sponsors's Profits.................    9
  Code of Ethics.....................   10
  Year 2000 Issues...................   10
Taxes................................   10
Supplemental Information.............   10
Financial Statements.................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks safety of capital and
     high yield to maturity by investing
     primarily in fixed portfolios of
     Stripped U.S. Treasury securities.

     Units are offered only to separate
     accounts to fund the benefits under
     variable insurance policies issued by
     Monarch Life Insurance Company, Merrill
     Lynch Life Insurance Company and ML Life
     Insurance Company of New York. These
     Accounts invest in units in accordance
     with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

     The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners.
     The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2.  WHAT ARE STRIPPED U.S. TREASURY
     SECURITIES?
     These are debt obligations directly
     issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  - The Fund consists of 12 separate series, each containing one or more unit investment trusts. Each trust is designated by the year in which its Stripped Treasury securities mature.
     Each trust also contains an interest-
     bearing U.S. Treasury note to provide
     income to pay the trust's expenses.

  -  Unlike a mutual fund, the portfolios of
     these unit investment trusts are not
     managed.

  -  For each unit purchased, you will
     receive a total distribution of
     approximately $1,000 for units held
     until maturity of the underlying
     securities in the trust.

  -  The securities in the Fund BUT NOT THE
     FUND OR THE UNITS are backed by the full faith and credit of the United States.

  -  100% of the trusts consist of U.S.
     Treasury securities.

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR
     VARIOUS REASONS, INCLUDING:

  -  Rising interest rates can reduce the
     value of the units.

  - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates.
     This risk is greater than on debt
     securities that pay interest currently
     and increases when the time to maturity
     is longer.

  -  If units are sold before the underlying
     securities mature, the value of your
     units may decrease, because market
     prices of the securities before maturity will vary with changes in interest rates and other factors.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want safety of capital with
     a locked-in yield to maturity. You
     benefit from a portfolio of U.S.
     government securities with fixed returns and a stated maturity.
     The Fund is NOT appropriate for you if
     you want current income or a speculative investment that changes to take advantage of market movements.

 6.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not
     managed and securities are not sold
     because of market changes. To lock in
     the yield on the purchase date, a trust
     holds securities to maturity unless
     sales are needed to raise cash for
     redemptions.

 7.  HOW DO I BUY UNITS?

     Each Account buys units from the
     Sponsor. There is no minimum investment.

     Unit price is based on the net asset
     value of the trust plus the applicable
     transaction charge shown below. Any
     principal cash, and any net accrued but
     undistributed interest on the unit is
     added to the unit price. An independent
     evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8.  HOW DO I SELL UNITS?

     An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     Stripped Treasury securities do not pay
     interest until they mature;
     consequently, you should not expect any
     distributions of interest income. When
     the Stripped Treasury security matures,
     the proceeds will be distributed to the
     Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

     The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped
     Treasury securities.

10.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     the Accounts may pay, directly or
     indirectly, when they invest in the
     Fund.

     TRANSACTION CHARGES

     The insurance company initially pays a
     transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                       PERCENT OF
                                         OFFER
       REMAINING YEARS TO MATURITY       PRICE
       ---------------------------     ----------
     Less than 2 years...............       0.25%
     At least 2 years but less than 3
     years...........................       0.50
     At least 3 years but less than 5
     years...........................       0.75
     At least 5 years but less than 8
     years...........................       1.00
     At least 8 years but less than
     13 years........................       1.50
     At least 13 years but less than
     18 years........................       1.75
     18 years or more................       2.00

UNIT PRICE (as of December 31, 1999)
--------------------------------------------------------------------------------

                                SERIES A       SERIES B       SERIES C    SERIES D    SERIES E    SERIES F       SERIES G
                                ---------   ---------------   ---------   ---------   ---------   ---------   ---------------
                                  2003       2001     2005      2006        2007        2008        2009       2000     2010
                                  TRUST     TRUST    TRUST      TRUST       TRUST       TRUST       TRUST     TRUST    TRUST
                                ---------   ------   ------   ---------   ---------   ---------   ---------   ------   ------
Net asset value (based on
offer side
  evaluation of underlying
Securities)                      $797.46    $939.07  $725.98   $691.50     $643.95     $588.33     $549.82    $996.11  $508.37

Plus transaction charge          $ 6.03     $ 2.36   $ 7.33    $ 6.98      $ 6.50      $ 8.96      $ 8.37     $ 2.50   $ 7.74
                                 ------     ------   ------    ------      ------      ------      ------     ------   ------

Unit price per 1,000 Units       $803.49    $941.43  $733.31   $698.48     $650.45     $597.29     $558.19    $998.61  $516.11

--------------------------------------------------------------------------------

                                  SERIES H          SERIES I        SERIES J              SERIES K              SERIES L
                                  ---------         ---------       ---------       ---------------------       ---------
                                    2011              2002            2013           2004          2014           2019
                                    TRUST             TRUST           TRUST          TRUST         TRUST          TRUST
                                  ---------         ---------       ---------       -------       -------       ---------
Net asset value (based on
offer side
  evaluation of
underlying Securities)             $480.21           $879.06         $415.49        $769.33       $382.99        $276.58

Plus transaction charge            $  7.31           $  4.42         $  7.40        $  5.82       $  6.82        $  5.64
                                   -------           -------         -------        -------       -------        -------

Unit price per 1,000
Units                              $487.52           $883.48         $422.89        $775.15       $389.81        $282.22

--------------------------------------------------------------------------------

TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES
--------------------------------------------------------------------------------

         SERIES A      SERIES B     SERIES C   SERIES D   SERIES E   SERIES F      SERIES G
         ---------  --------------  ---------  ---------  ---------  ---------  --------------
           2003      2001    2005     2006       2007       2008       2009      2000    2010
           TRUST    TRUST   TRUST     TRUST      TRUST      TRUST      TRUST    TRUST   TRUST
         ---------  ------  ------  ---------  ---------  ---------  ---------  ------  ------
                    $ 0.35  $ 0.35    $ 0.31     $ 0.33     $ 0.36     $ 0.36   $ 0.35  $ 0.37
          $ 0.35

--------------------------------------------------------------------------------

              SERIES H               SERIES I               SERIES J                       SERIES K                      SERIES L
              ---------              ---------              ---------              ------------------------              ---------
                2011                   2002                   2013                 2004               2014                 2019
                TRUST                  TRUST                  TRUST                TRUST              TRUST                TRUST
              ---------              ---------              ---------              -----              -----              ---------
                $0.36                  $0.36                  $0.32                $0.35              $0.35                $0.34

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:
- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size and diversity of the trust.

Payments for units could be delayed:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Agent for the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to any trust as a whole.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust),
  Series B (2001 and 2005 Trusts), Series C (2006 Trust),
  Series D (2007 Trust), Series E (2008 Trust),
  Series F (2009 Trust), Series G (2010 Trust), Series H (2011 Trust), Series I (2002 Trust), Series J (2013 Trust),
  Series K (2004 and 2014 Trusts)and Series L(2019 Trust)(the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999, 1998 and 1997 (as applicable). These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
February 10, 2000

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                     2003 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $41,865,327
  Other ...................................................               92,891
                                                                     -----------

            Total trust property ..........................           41,958,218

LESS LIABILITY - Other ....................................                3,559
                                                                     -----------

NET ASSETS (Note 2) .......................................          $41,954,659
                                                                     ===========

UNITS OUTSTANDING .........................................           52,539,538
                                                                     ===========

UNIT VALUE ................................................          $    .79853
                                                                     ===========


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS

                                                                          2003 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $    20,187    $    22,308    $    24,902
  Accretion of original issue
    discount ..........................................     3,456,482      3,487,242      3,628,183
  Trustee's fees and expenses .........................       (14,447)       (15,733)       (16,828)
                                                          -----------    -----------    -----------

  Net investment income ...............................     3,462,222      3,493,817      3,636,257
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold ....................       704,433        732,262        818,013
  Unrealized (depreciation) appreciation of
    investments .......................................    (4,967,831)       893,998         31,844
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (4,263,398)     1,626,260        849,857
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................   $  (801,176)   $ 5,120,077    $ 4,486,114
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2003 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $ 3,462,222    $ 3,493,817    $ 3,636,257
  Realized gain on securities sold ....................       704,433        732,262        818,013
  Unrealized (depreciation) appreciation of
    investments .......................................    (4,967,831)       893,998         31,844
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (801,176)     5,120,077      4,486,114
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................       598,839                       199,957
  Redemptions of units ................................    (6,430,805)    (4,447,838)    (5,561,092)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (5,831,966)    (4,447,838)    (5,361,135)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (6,633,142)       672,239       (875,021)

NET ASSETS, BEGINNING OF YEAR .........................    48,587,801     47,915,562     48,790,583
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $41,954,659    $48,587,801    $47,915,562
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .79853    $    .81181    $    .72956
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    52,539,538     59,850,919     65,677,446
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1999

                                                     2001 TRUST       2005 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ...............      $45,021,276      $20,969,664
  Other ......................................           76,922           24,611
                                                    -----------      -----------

           Total trust property ..............       45,098,198       20,994,275

LESS LIABILITY - Other .......................            3,506            1,048
                                                    -----------      -----------

NET ASSETS (Note 2) ..........................      $45,094,692      $20,993,227
                                                    ===========      ===========

UNITS OUTSTANDING ............................       47,974,296       28,909,581
                                                    ===========      ===========

UNIT VALUE ...................................      $    .93998      $    .72617
                                                    ===========      ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                          2001 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $    17,896    $    19,477    $    21,215
  Accretion of original issue discount ................     3,885,779      3,908,822      3,964,020
  Trustee's fees and expenses .........................       (13,493)       (14,505)       (15,315)
                                                          -----------    -----------    -----------

  Net investment income ...............................     3,890,182      3,913,794      3,969,920
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold ....................       205,466        320,464        444,680
  Unrealized depreciation of
    investments .......................................    (2,681,639)      (413,110)      (876,128)
                                                          -----------    -----------    -----------

  Realized and unrealized(loss) gain on
    investments .......................................    (2,476,173)       (92,646)      (431,448)
                                                          -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $ 1,414,009    $ 3,821,148    $ 3,538,472
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                          2005 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $    10,941    $    11,497    $    12,069
  Accretion of original issue discount ................     1,571,255      1,509,134      1,503,945
  Trustee's fees and expenses .........................        (9,886)       (10,112)       (10,338)
                                                          -----------    -----------    -----------

  Net investment income ...............................     1,572,310      1,510,519      1,505,676
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold ....................       541,792        287,941        202,442
  Unrealized (depreciation) appreciation of
    investments .......................................    (3,111,597)       911,552        648,748
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (2,569,805)     1,199,493        851,190
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $  (997,495)   $ 2,710,012    $ 2,356,866
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2001 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $ 3,890,182    $ 3,913,794    $ 3,969,920
  Realized gain on securities sold ....................       205,466        320,464        444,680
  Unrealized depreciation
    of investments ....................................    (2,681,639)      (413,110)      (876,128)
                                                          -----------    -----------    -----------

  Net increase in net assets
    resulting from operations .........................     1,414,009      3,821,148      3,538,472
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................     1,022,006        647,129        397,111
  Redemptions of units ................................    (6,152,489)    (4,102,436)    (4,861,241)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (5,130,483)    (3,455,307)    (4,464,130)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (3,716,474)       365,841       (925,658)

NET ASSETS, BEGINNING OF YEAR .........................    48,811,166     48,445,325     49,370,983
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $45,094,692    $48,811,166    $48,445,325
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .93998    $    .91202    $    .84350
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    47,974,296     53,520,078     57,433,435
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2005 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $ 1,572,310    $ 1,510,519    $ 1,505,676
  Realized gain on securities sold ....................       541,792        287,941        202,442
  Unrealized (depreciation) appreciation
    of investments ....................................    (3,111,597)       911,552        648,748
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (997,495)     2,710,012      2,356,866
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................                    2,239,894        743,426
  Redemptions of units ................................    (3,660,496)    (1,664,525)    (1,854,199)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (3,660,496)       575,369     (1,110,773)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (4,657,991)     3,285,381      1,246,093

NET ASSETS, BEGINNING OF YEAR .........................    25,651,218     22,365,837     21,119,744
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $20,993,227    $25,651,218    $22,365,837
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .72617    $    .75741    $    .67280
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    28,909,581     33,867,164     33,242,884
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2006 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 8,189,087
  Other ...................................................                8,561
                                                                     -----------

           Total trust property ...........................            8,197,648

LESS LIABILITY - Other ....................................                6,344
                                                                     -----------

NET ASSETS (Note 2) .......................................          $ 8,191,304
                                                                     ===========

UNITS OUTSTANDING .........................................           11,853,450
                                                                     ===========

UNIT VALUE ................................................          $    .69105
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                          2006 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $     3,845    $     3,561    $     3,792
  Accretion of original issue discount ................       509,644        466,132        485,166
  Trustee's fees and expenses .........................        (3,844)        (3,510)        (3,683)
                                                          -----------    -----------    -----------

  Net investment income ...............................       509,645        466,183        485,275
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold ....................        27,728        245,706        406,791
  Unrealized (depreciation) appreciation
    of investments ....................................    (1,062,997)       415,809        152,479
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (1,035,269)       661,515        559,270
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $  (525,624)   $ 1,127,698    $ 1,044,545
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2006 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $   509,645    $   466,183    $   485,275
  Realized gain on securities sold ....................        27,728        245,706        406,791
  Unrealized (depreciation) appreciation
    of investments ....................................    (1,062,997)       415,809        152,479
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (525,624)     1,127,698      1,044,545
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................                    1,237,586        245,845
  Redemptions of units ................................      (189,073)      (697,866)    (1,459,989)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................      (189,073)       539,720     (1,214,144)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................      (714,697)     1,667,418       (169,599)

NET ASSETS, BEGINNING OF YEAR .........................     8,906,001      7,238,583      7,408,182
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 8,191,304    $ 8,906,001    $ 7,238,583
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .69105    $    .73503    $    .64467
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    11,853,450     12,116,560     11,228,372
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2007 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $11,760,274
  Other ...................................................                2,796
                                                                     -----------

            Total trust property ..........................           11,763,070

LESS LIABILITY - Other ....................................                1,283
                                                                     -----------

NET ASSETS (Note 2) .......................................          $11,761,787
                                                                     ===========

UNITS OUTSTANDING .........................................           18,280,661
                                                                     ===========

UNIT VALUE ................................................          $    .64340
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                          2007 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $     6,914    $     7,329    $     7,314
  Accretion of original issue discount ................       939,212        884,318        826,932
  Trustee's fees and expenses .........................        (6,854)        (7,337)        (7,325)
                                                          -----------    -----------    -----------

  Net investment income ...............................       939,272        884,310        826,921
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold ....................       413,425         75,524         59,353
  Unrealized (depreciation) appreciation of
    investments .......................................    (2,423,766)       953,956        674,748
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (2,010,341)     1,029,480        734,101
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $(1,071,069)   $ 1,913,790    $ 1,561,022
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2007 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $   939,272    $   884,310    $   826,921
                                                          -----------    -----------    -----------
  Realized gain on securities sold ....................       413,425         75,524         59,353
  Unrealized (depreciation) appreciation
    of investments ....................................    (2,423,766)       953,956        674,748
                                                          -----------    -----------    -----------

  Net (decrease) increase in  net assets
    resulting from operations .........................    (1,071,069)     1,913,790      1,561,022
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................                      318,728      1,541,671
  Redemptions of units ................................    (2,247,198)      (327,475)      (300,187)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (2,247,198)        (8,747)     1,241,484
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (3,318,267)     1,905,043      2,802,506

NET ASSETS, BEGINNING OF YEAR .........................    15,080,054     13,175,011     10,372,505
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $11,761,787    $15,080,054    $13,175,011
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .64340    $    .69445    $    .60479
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    18,280,661     21,715,233     21,784,452
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                     2008 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $19,387,001
  Other ...................................................               35,163
                                                                     -----------

            Total trust property ..........................           19,422,164

LESS LIABILITY - Other ....................................                7,639
                                                                     -----------

NET ASSETS (Note 2) .......................................          $19,414,525
                                                                     ===========

UNITS OUTSTANDING .........................................           32,987,304
                                                                     ===========

UNIT VALUE ................................................          $    .58855
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                         2008 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME
  Interest income .....................................   $    12,755    $    14,231    $    15,421
  Accretion of original issue
    discount ..........................................     1,435,802      1,483,819      1,504,333
  Trustee's fees and expenses .........................       (10,653)       (11,317)       (11,957)
                                                          -----------    -----------    -----------

  Net investment income ...............................     1,437,904      1,486,733      1,507,797
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold ....................       481,343        783,621        288,696
  Unrealized (depreciation) appreciation
    of investments ....................................    (3,961,819)     1,129,509      1,163,882
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain
    on investments ....................................    (3,480,476)     1,913,130      1,452,578
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................   $(2,042,572)   $ 3,399,863    $ 2,960,375
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2008 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $ 1,437,904    $ 1,486,733    $ 1,507,797
  Realized gain on securities sold ....................       481,343        783,621        288,696
  Unrealized (depreciation) appreciation of
    investments .......................................    (3,961,819)     1,129,509      1,163,882
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................    (2,042,572)     3,399,863      2,960,375
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units ........................                      447,496
  Redemptions of Units ................................    (2,273,793)    (2,925,925)    (2,064,469)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (2,273,793)    (2,478,429)    (2,064,469)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (4,316,365)       921,434        895,906

NET ASSETS, BEGINNING OF YEAR .........................    23,730,890     22,809,456     21,913,550
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $19,414,525    $23,730,890    $22,809,456
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .58855    $    .64561    $    .55850
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    32,987,304     36,757,279     40,840,808
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2009 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 8,945,403
  Other ...................................................               15,268

            Total trust property ..........................            8,960,671

LESS LIABILITY - Other ....................................                7,485

NET ASSETS (Note 2) .......................................          $ 8,953,186

UNITS OUTSTANDING .........................................           16,288,248

UNIT VALUE ................................................          $    .54967

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                          2009 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $     6,117    $     6,487    $     7,191
  Accretion of original issue discount ................       617,452        614,533        639,710
  Trustee's fees and expenses .........................        (6,081)        (6,485)        (7,105)
                                                          -----------    -----------    -----------

  Net investment income ...............................       617,488        614,535        639,796
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold ....................        50,758        299,484        220,815
  Unrealized (depreciation) appreciation of
    investments .......................................    (1,657,161)       576,107        471,994
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (1,606,403)       875,591        692,809
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $  (988,915)   $ 1,490,126    $ 1,332,605
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2009 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $   617,488    $   614,535    $   639,796
  Realized gain on securities sold ....................        50,758        299,484        220,815
  Unrealized (depreciation) appreciation of
    investments .......................................    (1,657,161)       576,107        471,994
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (988,915)     1,490,126      1,332,605
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................       279,335
  Redemptions of units ................................      (303,364)    (1,103,948)    (1,170,043)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................       (24,029)    (1,103,948)    (1,170,043)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (1,012,944)       386,178        162,562

NET ASSETS, BEGINNING OF YEAR .........................     9,966,130      9,579,952      9,417,390
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 8,953,186    $ 9,966,130    $ 9,579,952
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .54967    $    .60954    $    .52533
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    16,288,248     16,350,375     18,236,148
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2010 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 7,325,493
  Other ...................................................                7,811
                                                                     -----------

           Total trust property ...........................            7,333,304

LESS LIABILITY - Other ....................................                1,618
                                                                     -----------

NET ASSETS (Note 2) .......................................          $ 7,331,686
                                                                     ===========

UNITS OUTSTANDING .........................................           14,427,345
                                                                     ===========

UNIT VALUE ................................................          $    .50818
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                          2010 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $     6,071    $     6,416    $     7,100
  Accretion of original issue discount ................       553,854        540,842        634,768
  Trustee's fees and expenses .........................        (5,887)        (6,387)        (6,969)
                                                          -----------    -----------    -----------

  Net investment income ...............................       554,038        540,871        634,899
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold ....................       138,067         69,850        192,086
  Unrealized (depreciation) appreciation of
    investments .......................................    (1,694,311)       721,439        410,774
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................    (1,556,244)       791,289        602,860
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $(1,002,206)   $ 1,332,160    $ 1,237,759
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2010 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $   554,038    $   540,871    $   634,899
  Realized gain on securities sold ....................       138,067         69,850        192,086
  Unrealized (depreciation) appreciation of
    investments .......................................    (1,694,311)       721,439        410,774
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................    (1,002,206)     1,332,160      1,237,759
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ........................     1,225,106      5,760,544
  Redemptions of units ................................    (2,104,112)      (540,288)    (6,927,386)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (2,104,112)       684,818     (1,166,842)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (3,106,318)     2,016,978         70,917

NET ASSETS, BEGINNING OF YEAR .........................    10,438,004      8,421,026      8,350,109
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 7,331,686    $10,438,004    $ 8,421,026
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .50818    $    .56753    $    .48925
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    14,427,345     18,391,957     17,212,004
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2011 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 1,803,305
  Other ...................................................                2,123
                                                                     -----------

           Total trust property ...........................            1,805,428

LESS LIABILITY - Other ....................................                  282
                                                                     -----------

NET ASSETS (Note 2) .......................................          $ 1,805,146
                                                                     ===========

UNITS OUTSTANDING .........................................            3,760,137
                                                                     ===========

UNIT VALUE ................................................          $    .48007
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                          2011 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

INVESTMENT INCOME:
  Interest income .....................................   $     1,575    $     1,507    $     2,020
  Accretion of original issue discount ................       132,963        118,651        164,042
  Trustee's fees and expenses .........................        (1,544)        (1,527)        (1,943)
                                                          -----------    -----------    -----------

  Net investment income ...............................       132,994        118,631        164,119
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed ........        13,108                       104,640
  Unrealized (depreciation) appreciation of investments      (399,174)       186,725         71,464
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on investments ..      (386,066)       186,725        176,104
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $  (253,072)   $   305,356    $   340,223
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2011 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

OPERATIONS:
  Net investment income ...............................   $   132,994    $   118,631    $   164,119
  Realized gain on securities sold ....................        13,108        104,640
  Unrealized (depreciation) appreciation
    of investments ....................................      (399,174)       186,725         71,464
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (253,072)       305,356        340,223
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units ........................                      223,286
  Redemption of units .................................      (251,662)                   (1,116,749)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................      (251,662)       223,286     (1,116,749)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................      (504,734)       528,642       (776,526)

NET ASSETS, BEGINNING OF YEAR .........................     2,309,880      1,781,238      2,557,764
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 1,805,146    $ 2,309,880    $ 1,781,238
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .48007    $    .53929    $    .46569
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................     3,760,137      4,283,180      3,824,917
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2002 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $11,171,662
                                                                     -----------
  Other ...................................................                  768
                                                                     -----------

           Total trust property ...........................           11,172,430

LESS LIABILITY - Other ....................................                  461
                                                                     -----------

NET ASSETS (Note 2) .......................................          $11,171,969
                                                                     ===========

UNITS OUTSTANDING .........................................           12,717,680
                                                                     ===========

UNIT VALUE ................................................          $    .87846
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF OPERATIONS

                                                                          2002 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

INVESTMENT INCOME:
  Interest income .....................................   $     4,770    $     5,166    $     4,996
  Accretion of original issue discount ................       731,886        749,861        677,645
  Trustee's fees and expenses .........................        (7,304)        (2,627)        (4,866)
                                                          -----------    -----------    -----------

  Net investment income ...............................       729,352        752,400        677,775
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed ........        24,891         60,441         24,811
  Unrealized (depreciation) appreciation of
    investments .......................................      (634,836)       256,059        144,877
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................      (609,945)       316,500        169,688
                                                          -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $   119,407    $ 1,068,900    $   847,463
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2002 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $   729,352    $   752,400    $   677,775
  Realized gain on securities sold ....................        24,891         60,441         24,811
  Unrealized (depreciation) appreciation of
    investments .......................................      (634,836)       256,059        144,877
                                                          -----------    -----------    -----------

  Net increase in net assets resulting
    from operations ...................................       119,407      1,068,900        847,463
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units ........................                      589,692      1,602,921
  Redemptions of units ................................      (900,964)      (713,612)      (329,153)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................      (900,964)      (123,920)     1,273,768
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................      (781,557)       944,980      2,121,231

NET ASSETS, BEGINNING OF YEAR .........................    11,953,526     11,008,546      8,887,315
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $11,171,969    $11,953,526    $11,008,546
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .87846    $    .86857    $    .79373
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    12,717,680     13,762,347     13,869,363
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2013 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 1,472,076
  Other ...................................................                1,263
                                                                     -----------

           Total trust property ...........................            1,473,339

LESS LIABILITY - Other ....................................                   80
                                                                     -----------

NET ASSETS (Note 2) .......................................          $ 1,473,259
                                                                     ===========

UNITS OUTSTANDING .........................................            3,548,349
                                                                     ===========

UNIT VALUE ................................................          $    .41520
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                          2013 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

INVESTMENT INCOME:
  Interest income .....................................   $     1,279    $     1,279    $     1,279
  Accretion of original issue discount ................        95,708         88,872         82,526
  Trustee's fees and expenses .........................        (1,919)          (640)        (1,280)
                                                          -----------    -----------    -----------

  Net investment income ...............................        95,068         89,511         82,525
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed
  Unrealized (depreciation) appreciation of
    investments .......................................      (305,885)       138,787        157,252
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................      (305,885)       138,787        157,252
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................   $  (210,817)   $   228,298    $   239,777
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2013 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
OPERATIONS:
  Net investment income ...............................   $    95,068    $    89,511    $    82,525
  Realized gain on securities sold
  Unrealized (depreciation) appreciation of
    investments .......................................      (305,885)       138,787        157,252
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets resulting
    from operations ...................................      (210,817)       228,298        239,777
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units
  Redemption of units .................................
                                                          -----------    -----------    -----------

  Net capital share transactions ......................
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................      (210,817)       228,298        239,777

NET ASSETS, BEGINNING OF YEAR .........................     1,684,076      1,455,778      1,216,001
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 1,473,259    $ 1,684,076    $ 1,455,778
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .41520    $    .47461    $    .41027
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................     3,548,349      3,548,349      3,548,349
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1999

                                                     2004 TRUST       2014 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ...............      $ 8,741,876      $19,678,783
  Other ......................................            2,048           28,836
                                                    -----------      -----------

           Total trust property ..............        8,743,924       19,707,619

LESS LIABILITY - Other .......................              845            3,564
                                                    -----------      -----------

NET ASSETS (Note 2) ..........................      $ 8,743,079      $19,704,055
                                                    ===========      ===========

UNITS OUTSTANDING ............................       11,372,192       51,464,519
                                                    ===========      ===========

UNIT VALUE ...................................      $    .76881      $    .38287
                                                    ===========      ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                          2004 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

INVESTMENT INCOME:
  Interest income .....................................   $     4,043    $     3,839    $     4,366
  Accretion of original issue discount ................       532,984        517,767        556,688
  Trustee's fees and expenses .........................        (3,890)        (3,721)        (4,217)
                                                          -----------    -----------    -----------

  Net investment income ...............................       533,137        517,885        556,837
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS:
  Realized gain on securities sold ....................        61,277        164,436        429,318
  Unrealized (depreciation) appreciation
    of investments ....................................      (808,067)       207,329        152,350
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain on
    investments .......................................      (746,790)       371,765        581,668
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................   $  (213,653)   $   889,650    $ 1,138,505
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                          2014 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997
INVESTMENT INCOME:
  Interest income .....................................   $    23,378    $    19,256    $    21,572
  Accretion of original issue discount ................     1,752,879      1,464,616      1,515,782
  Trustee's fees and expenses .........................       (15,897)       (15,177)       (15,987)
                                                          -----------    -----------    -----------

  Net investment income ...............................     1,760,360      1,468,695      1,521,367
                                                          -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold ....................       460,505      1,722,576          2,627
  Unrealized (depreciation) appreciation
    of investments ....................................    (6,005,304)        53,921      2,654,490
                                                          -----------    -----------    -----------

  Realized and unrealized (loss) gain
    on investments ....................................    (5,544,799)     1,776,497      2,657,117
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................   $(3,784,439)   $ 3,245,192    $ 4,178,484
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2004 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

OPERATIONS:
  Net investment income ...............................   $   533,137    $   517,885    $   556,837
  Realized gain on securities sold ....................        61,277        164,436        429,318
  Unrealized (depreciation) appreciation
    of investments ....................................      (808,067)       207,329        152,350
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................      (213,653)       889,650      1,138,505
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units ........................     1,362,662        796,913        513,283
  Redemptions of units ................................      (657,428)    (1,486,459)    (2,219,459)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................       705,234       (689,546)    (1,706,176)
                                                          -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS .................       491,581        200,104       (567,671)

NET ASSETS, BEGINNING OF YEAR .........................     8,251,498      8,051,394      8,619,065
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $ 8,743,079    $ 8,251,498    $ 8,051,394
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .76881    $    .78879    $    .70618
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    11,372,192     10,460,977     11,401,318
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2014 TRUST
                                                                  Years Ended December 31,
                                                              1999           1998           1997

OPERATIONS:
  Net investment income ...............................   $ 1,760,360    $ 1,468,695    $ 1,521,367
  Realized gain on securities sold ....................       460,505      1,722,576          2,627
  Unrealized (depreciation) appreciation
    of investments ....................................    (6,005,304)        53,921      2,654,490
                                                          -----------    -----------    -----------

  Net (decrease) increase in net assets
    resulting from operations .........................    (3,784,439)     3,245,192      4,178,484
                                                          -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units ........................     7,459,882     12,948,776      5,440,489
  Redemptions of units ................................   (10,462,999)    (9,990,644)   (10,272,293)
                                                          -----------    -----------    -----------

  Net capital share transactions ......................    (3,003,117)     2,958,132     (4,831,804)
                                                          -----------    -----------    -----------

NET (DECREASE) INCREASE IN NET ASSETS .................    (6,787,556)     6,203,324       (653,320)

NET ASSETS, BEGINNING OF YEAR .........................    26,491,611     20,288,287     20,941,607
                                                          -----------    -----------    -----------

NET ASSETS, END OF YEAR ...............................   $19,704,055    $26,491,611    $20,288,287
                                                          ===========    ===========    ===========

UNIT VALUE, END OF YEAR ...............................   $    .38287    $    .44130    $    .38263
                                                          ===========    ===========    ===========

UNITS OUTSTANDING, END OF YEAR ........................    51,464,519     60,031,399     53,023,893
                                                          ===========    ===========    ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

                                                                      2019 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1) ............................          $ 5,347,625
  Other ...................................................                3,214
                                                                     -----------

           Total trust property ...........................            5,350,839

LESS LIABILITY - Other ....................................                2,885
                                                                     -----------

NET ASSETS (Note 2) .......................................          $ 5,347,954
                                                                     ===========

UNITS OUTSTANDING .........................................           19,378,418
                                                                     ===========

UNIT VALUE ................................................          $    .27597
                                                                     ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF OPERATIONS

                                                                     2019 Trust
                                                                      April 29
                                                                         To
                                                                    December 31,
                                                                        1999

INVESTMENT INCOME:
  Interest income .........................................        $     1,696
  Accretion of original issue discount ....................            119,803
  Trustee's fees and expenses .............................             (1,367)
                                                                   -----------

  Net investment income ...................................            120,132
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed ...........................................             16,664
  Unrealized depreciation of
    investments ...........................................           (130,118)
                                                                   -----------

  Realized and unrealized loss on
    investments ...........................................           (113,454)
                                                                   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................        $     6,678
                                                                   ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CHANGES IN NET ASSETS

                                                                     2019 Trust
                                                                      April 29
                                                                         To
                                                                    December 31,
                                                                        1999
OPERATIONS:
  Net investment income ...................................        $   120,132
  Realized gain on securities sold ........................             16,664
  Unrealized(depreciation)of
    investments ...........................................           (130,118)
                                                                   -----------

  Net increase in net assets resulting
    from operations .......................................              6,678
                                                                   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units ............................          9,355,980
  Redemption of units .....................................         (4,136,740)
                                                                   -----------

  Net capital share transactions ..........................          5,219,240
                                                                   -----------

NET INCREASE IN NET ASSETS ................................          5,225,918

NET ASSETS, BEGINNING OF YEAR .............................            122,036
                                                                   -----------

NET ASSETS, END OF YEAR ...................................        $ 5,347,954
                                                                   ===========

UNIT VALUE, END OF YEAR ...................................        $    .27597
                                                                   ===========

UNITS OUTSTANDING, END OF YEAR ............................         19,378,418
                                                                   ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

      (b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

      (c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.    NET ASSETS, DECEMBER 31, 1999

    Series A (2003 Trust)

Cost of 52,539,538 units at Dates of Deposit .................     $ 12,866,830
Less sales charge ............................................          225,170
                                                                   ------------
Net amount applicable to Holders .............................       12,641,660
Realized gain on securities sold .............................       14,002,705
Unrealized appreciation of investments .......................        2,945,412
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................       (8,337,260)
Undistributed net investment income ..........................       20,702,142
                                                                   ------------

Net assets ...................................................     $ 41,954,659
                                                                   ============

Series B (2001 Trust)

Cost of 47,974,296 units at Dates of Deposit .................     $ 15,263,483
Less sales charge ............................................          228,952
                                                                   ------------
Net amount applicable to Holders .............................       15,034,531
Realized gain on securities sold .............................       14,630,415
Unrealized depreciation of investments .......................         (751,079)
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................       (4,286,418)
Undistributed net investment income ..........................       20,467,243
                                                                   ------------

Net assets ...................................................     $ 45,094,692
                                                                   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1999 (Continued)

Series B (2005 Trust)

Cost of 28,909,581 units at Dates of Deposit .................     $  7,343,504
Less sales charge ............................................          128,511
                                                                   ------------
Net amount applicable to Holders .............................        7,214,993
Realized gain on securities sold .............................        6,749,469
Unrealized appreciation of investments .......................          555,259
Redemptions of units - redemption amounts less net cost
  of units redeemed ..........................................         (273,885)
Undistributed net investment income ..........................        6,747,391
                                                                   ------------

Net assets ...................................................     $ 20,993,227
                                                                   ============

     Series C (2006 Trust)

Cost of 11,853,450 units at Dates of Deposit .................     $  3,416,913
Less sales charge ............................................           59,796
                                                                   ------------
Net amount applicable to Holders .............................        3,357,117
Realized gain on securities sold .............................        1,825,252
Unrealized depreciation of investments .......................         (102,777)
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................        1,251,039
Undistributed net investment income ..........................        1,860,673
                                                                   ------------

Net assets ...................................................     $  8,191,304
                                                                   ============

    Series D (2007 Trust)

Cost of 18,280,661 units at Dates of Deposit .................     $  3,592,937
Less sales charge ............................................           71,859
                                                                   ------------
Net amount applicable to Holders .............................        3,521,078
Realized gain on securities sold .............................        4,787,420
Unrealized appreciation of investments .......................        1,197,916
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................       (2,443,257)
Undistributed net investment income ..........................        4,698,630
                                                                   ------------

Net assets ...................................................     $ 11,761,787
                                                                   ============

     Series E (2008 Trust)

Cost of 32,987,304 units at Dates of Deposit .................     $  6,561,354
Less sales charge ............................................          131,227
                                                                   ------------
Net amount applicable to Holders .............................        6,430,127
Realized gain on securities sold .............................       10,783,978
Unrealized appreciation of investments .......................        1,920,037
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................       (7,485,669)
Undistributed net investment income ..........................        7,766,052
                                                                   ------------

Net assets ...................................................     $ 19,414,525
                                                                   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1999 (Continued)

    Series F (2009 Trust)

Cost of 16,288,248 units at Dates of Deposit .................     $  3,559,995
Less sales charge ............................................           35,600
                                                                   ------------
Net amount applicable to Holders .............................        3,524,395
Realized gain on securities sold .............................          116,958
Unrealized appreciation of investments .......................          929,856
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................          933,110
Undistributed net investment income ..........................        3,448,867
                                                                   ------------

Net assets ...................................................     $  8,953,186
                                                                   ============

     Series G (2010 Trust)

Cost of 14,427,345 units at Dates of Deposit .................     $  3,733,216
Less sales charge ............................................           74,664
                                                                   ------------
Net amount applicable to Holders .............................        3,658,552
Realized gain on securities sold .............................        2,934,824
Unrealized depreciation of investments .......................         (309,558)
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................           46,866
Undistributed net investment income ..........................        1,001,002
                                                                   ------------

Net assets ...................................................     $  7,331,686
                                                                   ============

     Series H (2011 Trust)

Cost of 3,760,137 units at Dates of Deposit ..................     $  1,158,912
Less sales charge ............................................           23,178
                                                                   ------------
Net amount applicable to Holders .............................        1,135,734
Realized gain on securities sold .............................          671,882
Unrealized appreciation of investments .......................           36,139
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................         (491,555)
Undistributed net investment income ..........................          452,946
                                                                   ------------

Net assets ...................................................     $  1,805,146
                                                                   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1999 (Continued)

     Series I (2002 Trust)

Cost of 12,717,680 units at Dates of Deposit .................     $  8,296,478
Less sales charge ............................................          124,447
                                                                   ------------
Net amount applicable to Holders .............................        8,172,031
Realized gain on securities sold .............................          170,098
Unrealized appreciation of investments .......................           79,360
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................          (11,471)
Undistributed net investment income ..........................        2,761,951
                                                                   ------------

Net assets ...................................................     $ 11,171,969
                                                                   ============

     Series J (2013 Trust)

Cost of 3,548,349 units at Dates of Deposit ..................     $    936,698
Less sales charge ............................................           18,734
                                                                   ------------
Net amount applicable to Holders .............................          917,964
Realized loss on securities sold .............................          (15,485)
Unrealized appreciation of investments .......................          111,042
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................           72,037
Undistributed net investment income ..........................          387,701
                                                                   ------------

Net assets ...................................................     $  1,473,259
                                                                   ============

     Series K (2004 Trust)

Cost of 11,372,192 units at Dates of Deposit .................     $  6,745,672
Less sales charge ............................................          134,913
                                                                   ------------
Net amount applicable to Holders .............................        6,610,759
Realized gain on securities sold .............................          748,218
Unrealized depreciation of investments .......................         (134,600)
Redemption of units - net cost of units redeemed less
  redemption amounts .........................................          (25,187)
Undistributed net investment income ..........................        1,543,889
                                                                   ------------

Net assets ...................................................     $  8,743,079
                                                                   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1999 (Concluded)

     Series K (2014 Trust)

Cost of 51,464,519 units at Dates of Deposit .................     $ 16,246,211
Less sales charge ............................................          324,924
                                                                   ------------
Net amount applicable to Holders .............................       15,921,287
Realized gain on securities sold .............................        3,401,446
Unrealized depreciation of investments .......................       (3,243,877)
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................        2,040,888
Undistributed net investment income ..........................        1,584,311
                                                                   ------------

Net assets ...................................................     $ 19,704,055
                                                                   ============

     Series L (2019 Trust)

Cost of 19,378,418 units at Dates of Deposit .................     $  5,597,098
Less sales charge ............................................          111,663
                                                                   ------------
Net amount applicable to Holders .............................        5,485,435
Realized gain on securities sold .............................           16,664
Unrealized depreciation of investments .......................         (130,118)
Redemptions of units - net cost of units redeemed less
  redemption amounts .........................................          (72,845)
Undistributed net investment income ..........................           48,818
                                                                   ------------

Net assets ...................................................     $  5,347,954
                                                                   ============

3.  CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

 Series         Trust            1999              1998              1997

   A            2003           745,575                 0           295,618
   B            2001         1,113,282           749,573           499,725
   B            2005                 0         2,941,197         1,222,534
   C            2006                 0         1,681,203           420,107
   D            2007                 0           458,880         2,872,766
   E            2008                 0           780,399                 0
   F            2009           476,294                 0                 0
   G            2010                 0         2,245,742        13,001,876
   H            2011                 0           458,263                 0
   I            2002                 0           727,856         2,168,572
   J            2013                 0                 0                 0
   K            2004         1,749,845         1,072,923           770,557
   K            2014        17,787,517        31,094,278        16,314,688
   L            2019        33,092,500                 0                 0

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.  CAPITAL SHARE TRANSACTIONS (Continued)

     Units were redeemed as follows:

Series         Trust           1999              1998              1997

   A            2003         8,056,956         5,826,527         8,066,861
   B            2001         6,659,064         4,662,930         5,992,055
   B            2005         4,957,583         2,316,917         2,976,435
   C            2006           263,110           793,015         2,117,172
   D            2007         3,434,572           528,099           529,607
   E            2008         3,769,975         4,863,928         4,049,357
   F            2009           538,421         1,885,773         2,422,964
   G            2010         3,964,612         1,065,789        15,603,490
   H            2011           523,043                 0         2,616,292
   I            2002         1,044,667           834,872           418,112
   J            2013                 0                 0                 0
   K            2004           838,630         2,013,264         2,847,208
   K            2014        26,354,397        24,086,772        29,625,233
   L            2019        14,104,605                 0                 0

      Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.    INCOME TAXES

      All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

      At December 31, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.    DISTRIBUTIONS

      It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1999


     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount      (Note A)     (Note A)
Series A (2003 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      8/15/03     $52,409,625   $38,716,750   $41,670,547
2  U.S. Treasury Bonds       11.125     8/15/03         169,789       203,165       194,780
                                                    -----------   -----------   -----------

   Total                                            $52,579,414   $38,919,915   $41,865,327
                                                    ===========   ===========   ===========

Series B (2001 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/01     $48,009,325   $45,597,502   $44,870,462
2  U.S. Treasury Bonds       11.750     2/15/01         142,152       174,853       150,814
                                                    -----------   -----------   -----------

   Total                                            $48,151,477   $45,772,355   $45,021,276
                                                    ===========   ===========   ===========

Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/05     $29,076,940   $20,299,901   $20,864,278
2  U.S. Treasury Bonds       11.625     11/15/04         87,141       114,504       105,386
                                                    -----------   -----------   -----------

   Total                                            $29,164,081   $20,414,405   $20,969,664
                                                    ===========   ===========   ===========

Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/06     $12,145,000   $ 8,241,677   $ 8,142,640
2  U.S. Treasury Bonds        9.375     2/15/06          40,698        50,187        46,447
                                                    -----------   -----------   -----------

   Total                                            $12,185,698   $ 8,291,864   $ 8,189,087
                                                    ===========   ===========   ===========

Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/07     $18,640,000   $10,489,816   $11,684,900
2  U.S. Treasury Bonds        9.375     2/15/06          66,045        72,542        75,374
                                                    -----------   -----------   -----------

   Total                                            $18,706,045   $10,562,358   $11,760,274
                                                    ===========   ===========   ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1999


     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount      (Note A)     (Note A)
Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/08     $32,954,000   $17,326,543   $19,241,148
2  U.S. Treasury Bonds        9.375     2/15/06         127,801       140,421       145,853
                                                    -----------   -----------   -----------

   Total                                            $33,081,801   $17,466,964   $19,387,001
                                                    ===========   ===========   ===========

Series F (2009 Trust)

 1 Stripped Treasury
    Securities (Note B)         0%      2/15/09     $16,308,000   $ 7,942,452   $ 8,872,025
 2 U.S. Treasury Bonds        9.375     2/15/06          64,296        73,094        73,378
                                                    -----------   -----------   -----------

   Total                                            $16,372,296   $ 8,015,546   $ 8,945,403
                                                    ===========   ===========   ===========

 Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/10     $14,308,000   $ 7,570,049   $ 7,259,722
2  U.S. Treasury Bonds        9.375     2/15/06          57,631        65,003        65,772
                                                    -----------   -----------   -----------

   Total                                            $14,365,631   $ 7,635,052   $ 7,325,494
                                                    ===========   ===========   ===========

Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/11     $ 3,773,000   $ 1,749,125   $ 1,786,361
2  U.S. Treasury Bonds        9.375     2/15/06          14,847        18,041        16,944
                                                    -----------   -----------   -----------

   Total                                            $ 3,787,847   $ 1,767,166   $ 1,803,305
                                                    ===========   ===========   ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1999


     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount      (Note A)     (Note A)
Series I (2002 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      02/15/02    $12,668,000   $11,028,104   $11,109,190
2  U.S. Treasury Notes        7.500     11/15/01         61,135        64,198        62,472
                                                    -----------   -----------   -----------

         Total                                      $12,729,135   $11,092,302   $11,171,662
                                                    ===========   ===========   ===========

Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      02/15/13    $ 3,552,000   $ 1,345,661   $ 1,457,098
2  U.S. Treasury Bonds       10.375     11/15/12(C)     12,328         15,373        14,978
                                                    -----------   -----------   -----------

   Total                                            $ 3,564,328   $ 1,361,034   $ 1,472,076
                                                    ===========   ===========   ===========

Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/04     $11,288,000   $ 8,806,113   $ 8,674,591
2  U.S. Treasury Notes        5.875     2/15/04          68,418        70,363        67,285
                                                    -----------   -----------   -----------

   Total                                            $11,356,418   $ 8,876,476   $ 8,741,876
                                                    ===========   ===========   ===========

Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/14     $50,893,000   $22,676,383   $19,452,781
2  U.S. Treasury Bonds       11.250     2/15/15         159,931       246,277       226,002
                                                    -----------   -----------   -----------

   Total                                            $51,052,931   $22,922,660   $19,678,783
                                                    ===========   ===========   ===========

Series L (2019 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/19     $19,224,000   $ 5,384,455   $ 5,255,822
2  U.S. Treasury Bonds       8.875%     2/15/19          75,480        93,288        91,803
                                                    -----------   -----------   -----------

   Total                                            $19,299,480   $ 5,477,743   $ 5,347,625
                                                    ===========   ===========   ===========


THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 1999

Note A -    See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligations. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C -    Callable at par commencing 11/15/07.

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S TREASURY SECURITIES,
Information Supplement                   SERIES A-L
that gives more details about            (Unit Investment Trusts)
the Fund, by calling:                    ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         2-89536, 2-94915, 33-02813, 33-13386,
                                         33-21320, 33-28038, 33-34403, 33-
                                         39606, 33-47078, 33-49519, 33-53085 and
                                         333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.

14850--4/00

                       THE MERRILL LYNCH FUND OF STRIPPED
                 ("ZERO") U.S. TREASURY SECURITIES, SERIES A-L

                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849.

                  THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
                      U.S. TREASURY SECURITIES, SERIES A-L

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES, SERIES A-L, HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 12TH DAY OF APRIL, 2000.

                         SIGNATURES APPEAR ON PAGES R-3

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)